Reserves - Summary of Reserves (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Beginning balance	€ (23,141)	€ (6,860)	€ 4,195
Exchange differences on translation of foreign operations	(10)	(65)	98
Changes in the fair value of equity investments at fair value through other comprehensive income	29,407	(14,832)	(10,595)
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	(911)	461	328
Reclassification	(1,365)	(1,845)	(886)
Ending balance	3,980	(23,141)	(6,860)
Legal reserve for capitalized development costs
Disclosure of reserves within equity [line items]
Beginning balance	1,467	3,312	4,198
Reclassification	(1,365)	(1,845)	(886)
Ending balance	102	1,467	3,312
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Beginning balance	30	95	(3)
Exchange differences on translation of foreign operations	(10)	(65)	98
Reclassification	0	0	0
Ending balance	20	30	95
Reserve for financial assets at FVOCI
Disclosure of reserves within equity [line items]
Beginning balance	(24,638)	(10,267)	0
Changes in the fair value of equity investments at fair value through other comprehensive income	29,407	(14,832)	(10,595)
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	(911)	461	328
Ending balance	€ 3,858	€ (24,638)	€ (10,267)